Preference Shares	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Preference Shares	PREFERENCE SHARES
On June 1, 2020, 267,341 First Preference Shares, Series H were converted on a one-for-one basis into First Preference Shares, Series I and 907,577 First Preference Shares, Series I were converted on a one-for-one basis into First Preference Shares, Series H.

Also on June 1, 2020, the annual fixed dividend per share for the First Preference Shares, Series H was reset from $0.6250 to $0.45875 for the five-year period up to but excluding June 1, 2025.